PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET - Summary of Estimated Amortization Expenses for Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Property Equipment And Intangible Assets [Abstract]
2025	$ 14,608
2026	14,608
Total	$ 29,216